Offerings - Offering: 1	Sep. 02, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	433,182
Proposed Maximum Offering Price per Unit	35.80
Maximum Aggregate Offering Price	$ 15,507,915.60
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,374.26
Offering Note	This Registration Statement also covers an indeterminate number of additional shares of Common Stock that may become issuable under the Forward Industries, Inc. 2021 Equity Incentive Plan (the “2021 Plan”), 2011 Long Term Incentive Plan (the “2011 Plan”) or pursuant to outstanding stock option awards set forth herein as a result of stock splits, stock dividends and other terms pursuant to Rule 416 under the Securities Act of 1933.

Estimated in accordance with Rule 457(c) and (h) solely for the purpose of calculating the registration fee based on the average of the high and low prices of the Common Stock as reported on The Nasdaq Capital Market on September 15, 2025.

The Registration Statement also includes a reoffer prospectus in accordance with General Instruction C of Form S-8. The reoffer prospectus included herein also includes shares of Common Stock that may be acquired by the directors and executive officers.